SCHEDULE OF RECONCILES DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Deferred tax assets	$ 8,387	$ 6,798
Deferred tax liabilities	(29,051)	(25,012)
Deferred tax (liability) Asset	$ (20,664)	$ (18,214)